Inventories (Details) - Schedule of Inventories - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 3,022,440	$ 3,274,744
Work-in-progress	2,003,823	1,399,074
Finished goods	1,483,086	2,050,597
Inventories	$ 6,509,349	$ 6,724,415